CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2011	$ 49,066	$ 9,524,577	$ (11,184,033)	$ (1,610,390)
Beginning Balance, Shares at Sep. 30, 2011	49,065,669
Stock compensation expense - employee options		27,746		27,746
Stock compensation expense - non-employee options		238,426		238,426
Issuance of common stock for services, Amount	3,400	323,100		326,500
Issuance of common stock for services, Shares	3,400,000
Issuance of common stock, Amount	22,664	2,604,005		2,626,669
Issuance of common stock, Shares	22,664,705
Issuance of common stock for debenture conversion, Amount	9,276	415,724		425,000
Issuance of common stock for debenture conversion, Shares	9,273,795
Issuance of common stock for accrued liabilities, Amount	823	37,870		38,693
Issuance of common stock for accrued liabilities, Shares	825,089
Issuance of common stock for debt extinguishment, Amount	4,514	446,856		451,370
Issuance of common stock for debt extinguishment, Shares	4,513,696
Issuance of common stock for asset purchase, Amount	1,250	161,250		162,500
Issuance of common stock for asset purchase, Shares	1,250,000
Beneficial conversion feature		216,000		216,000
Net loss			(2,731,898)	(2,731,898)
Ending Balance, Amount at Sep. 30, 2012	90,993	13,995,554	(13,915,931)	170,616
Ending Balance, Shares at Sep. 30, 2012	90,992,954
Stock compensation expense - employee options		250,013		250,013
Issuance of common stock for services, Amount	2,800	311,700		314,500
Issuance of common stock for services, Shares	2,800,000
Issuance of common stock, Amount	53,293	2,063,789		2,117,082
Issuance of common stock, Shares	53,293,049
Issuance of common stock for debenture conversion, Amount	15,000	735,000		750,000
Issuance of common stock for debenture conversion, Shares	15,000,000
Issuance of common stock for accrued liabilities, Amount	2,613	134,017		136,630
Issuance of common stock for accrued liabilities, Shares	2,612,603
Issuance of common stock for warrants - cashless, Amount	4,564	(4,564)
Issuance of common stock for warrants - cashless, Shares	4,565,068
Issuance of warrants for services, Amount		76,060		76,060
Retirement of option shares, Amount	(3,999)	3,999
Retirement of option shares, Shares	(4,000,000)
Net loss			(6,621,894)	(6,621,894)
Ending Balance, Amount at Sep. 30, 2013	$ 165,264	$ 17,565,568	$ (20,537,825)	$ (2,806,993)
Ending Balance, Shares at Sep. 30, 2013	165,263,674